Members' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Members' Equity
Note 6.    Members’ Equity
The Company has two classes of partnership interests, preferred unit and profit unit interest.
Preferred Unit:
Preferred units holders have 100% of the voting rights of the Company and receive distributions, up to unit holders’ cumulative contribution, prior to profit unit interest members. In addition, preferred unit holders have preemptive rights regarding issuance of any securities and the ability to call special meetings. Each Preferred Member shall have the right to vote on matters on which Members may vote with each Preferred Share having one vote. The CEO Manager shall have one vote for each matter voted upon by the Board of Managers and each Founding Manager shall have the greater of: (i) two votes for each matter voted upon by the Board of Managers; and (ii) a number of votes which when added to the number of votes of each of the other Founding Managers results in the Founding Managers having a majority of the votes of the Board of Managers.
Profit Unit Interest:
The Operating Agreement was amended in December 2015 to create Class A units to facilitate in the issuance of profit unit interest or Participating Class A Units. Profit unit interest holders have no right to vote or otherwise participate in any discussions of the interest holders, or any right to receive information concerning the Company. The holders of the profit unit interest shall not participate in distribution of income or gain of the Company until the preferred unit holders have received cumulative non-tax
distributions equal to capital contributions. The Company has not made non-tax
distributions to date. As of June 30, 2021, there have been 12,147,335 units authorized and granted for profit unit interest. The units vest partially on time thresholds over a four-year period based on the vesting schedule and other contractual terms presented in each participant’s agreement; and partially upon performance thresholds including a sale of the Company or based on Company distributions to shareholders.
As of June 30, 2021 and December 31, 2020, the contractually vested units outstanding w ere
 10,312,113 and 7,463,802, respectively.
In accordance with authoritative guidance for equity-based compensation, the Company determines expense based on the measurement date fair value. The Company uses the Black-Scholes option-pricing model to determine the fair value of the profit unit interest. Compensation cost is recognized ratably over the contractually stated vesting period.
Total compensation expense for the three and six months ended June 30, 2021 was $180 thousand and $229 thousand, respectively. There was no compensation expense for the three and six months ended June 30, 2020. The compensation expense accounted for all vested units based on the following assumptions:

June 30, 2021
Expected term	3 years
Volatility	68.0%
Discount for lack of marketability	45.0%
Risk free rate	0.2%
The following table summarizes data concerning the profit unit interest (units in thousands):

	Units	Avg Fair Value at Grant Date
Outstanding at December 31, 2019	9,799	$0.05
Granted	2,414	$0.17
Forfeited	(11)	$0.03

Outstanding at December 31, 2020	12,202	$0.08

Granted	—	—
Forfeited	(55)	$0.08

Outstanding at March 31, 2021	12,147	$0.08

Granted	—	—
Forfeited	—	—

Outstanding at June 30, 2021	12,147	$0.08

The following table provides information pertaining to
non-vested
units (units in thousands):

	Units	Avg Fair Value at Grant Date
Non-vested units at December 31, 2019	3,467	$0.10
Granted	2,414	$0.17
Vested	(1,132)	$0.13
Forfeited	(11)	$0.03

Non-vested units at December 31, 2020	4,738	$0.12

Granted	—	—
Vested	(326)	$0.15
Forfeited	(55)	$0.08

Non-vested units at March 31, 2021	4,357	$0.12

Granted	—	—
Vested	(2,522)	$0.07
Forfeited	—	—

Non-vested units at June 30, 2021	1,835	$0.20

As of June 30, 2021 and December 31, 2020, unrecognized compensation expense was $324 thousand and $386 thousand, respectively.

Note 6. Members’ Equity
The Company has two
classes
of partnership interests, preferred unit and profit unit interest.
Preferred Unit:
Preferred units holders have 100% of the voting rights of the Company and receive distributions, up to unit holders’ cumulative contribution, prior to profit unit interest members. In addition, preferred unit holders have preemptive rights regarding issuance of any securities and the ability to call special meetings. Each Preferred Member shall have the right to vote on matters on which Members may vote with each Preferred Share having one vote. The CEO Manager shall have one vote for each matter voted upon by the Board of Managers and each Founding Manager shall have the greater of: (i) two votes for each matter voted upon by the Board of Managers; and (ii) a number of votes which when added to the number of votes of each of the other Founding Managers results in the Founding Managers having a majority of the votes of the Board of Managers.
Profit Unit Interest:
The Operating Agreement was amended in December 2015 to create Class A units to facilitate in the issuance of profit unit interest or Participating Class A Units. Profit unit interest holders have no right to vote or otherwise participate in any discussions of the interest holders, or any right to receive information concerning the Company. The holders of the profit unit interest shall not participate in distribution of income or gain of the Company until the preferred unit holders have received cumulative non-tax
distributions equal to capital contributions. The Company has not made non-tax
distributions to date. As of December 31, 2020, there have been 12,202,135 units authorized and granted for profit unit interest. The units vest partially on time thresholds over a four-year period based on the vesting schedule and other contractual terms presented in each participant’s agreement; and partially upon performance thresholds including a sale of the Company or based on Company distributions to shareholders.
As of December 31, 2020 and 2019, the contractually vested units outstanding was 7,463,802 and 6,331,971, respectively.
In accordance with authoritative guidance for equity-based compensation, the Company determines expense based on the measurement date fair value. The Company uses the Black-Scholes option-pricing model to determine the fair value of the profit unit interest. Compensation cost is recognized ratably over the contractually stated vesting period.
Total compensation expense for the years ended December 31, 2020, 2019, and 2018 was $144,248, $66,710, and $69,648, respectively, which accounted for all vested units based on the following assumptions:

	2020	2019	2018
Expected term	3 years	3 years	3 years
Volatility	68.0%	60.0%	71.0%
Discount for lack of marketability	45.0%	45.0%	45.0%
Risk free rate	0.2%	1.6%	3.5%
The following table summarizes data concerning the profit unit interest:

		Avg Fair Value
	Units	at Grant Date
Outstanding at December 31, 2017	8,970,889	$0.04
Granted	377,400	$0.17
Forfeited	(68,528)	$0.06

Outstanding at December 31, 2018	9,279,761	$0.04

Granted	619,597	$0.22
Forfeited	(100,640)	$0.17

Outstanding at December 31, 2019	9,798,718	$0.05

Granted	2,413,833	$0.17
Forfeited	(10,416)	$0.03

Outstanding at December 31, 2020	12,202,135	$0.08

The following table provides information pertaining to
non-vested
units:

		Avg Fair Value
	Units	at Grant Date
Non-vested units at December 31, 2017	5,966,252	$0.05
Granted	377,400	$0.17
Vested	(1,745,834)	$0.04
Forfeited	(68,528)	$0.06

Non-vested units at December 31, 2018	4,529,290	$0.06

Granted	619,597	$0.22
Vested	(1,581,500)	$0.04
Forfeited	(100,640)	$0.17

Non-vested units at December 31, 2019	3,466,747	$0.10

Granted	2,413,833	$0.17
Vested	(1,131,831)	$0.13
Forfeited	(10,416)	$0.03

Non-vested units at December 31, 2020	4,738,333	$0.12

As of December 31, 2020 and 2019, unrecognized compensation expense was $385,780 and $163,351, respectively.